Employee Benefits - Schedule of Actual Return on Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return on plan assets	$ 15.8	$ 13.7
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return on plan assets	$ 0.0	$ 0.0